Equity	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Equity	Equity
a.    Contributed equity
(i)    Share capital

	As of June 30,
	2026	2025	2024	2026	2025	2024
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	1,296,862,776	1,279,967,187	1,141,784,114	1,530,774	1,508,846	1,310,813
Less: Treasury Shares	(199,332)	(32,389)	(542,903)	—	—	—
Total Contributed Equity	1,296,663,444	1,279,934,798	1,141,241,211	1,530,774	1,508,846	1,310,813
(ii)    Movements in ordinary share capital

	Year ended June 30,			Year ended June 30,
	2026	2025	2024	2026	2025	2024
	Shares No.			(U.S. dollars, in thousands)
Opening balance as of July 1	1,279,967,187	1,141,784,114	814,204,825	1,508,846	1,310,813	1,249,123
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	7,681	5,177	7
Transfer to employee share trust(1)	15,635,000	16,640,000	1,072,363	—	—	—
Entitlement offer to existing eligible shareholders and institutional placement(2)	—	5,039,814	326,506,926	—	1,000	64,399
Placement of shares for acquisition of intangible asset(3)	1,260,589	—	—	1,850	—	—
Placement of shares under a share placement agreement(4)	—	104,000,000	—	2,602	161,205	—
Share based compensation for contingent consideration(5)	—	10,228,239	—	—	20,000	—
Placement of shares for exercise of warrants(6)	—	2,275,020	—	—	5,532	—
Transaction costs arising on share issue	—	—	—	(422)	(4,314)	(3,920)
	16,895,589	138,183,073	327,579,289	11,711	188,600	60,486
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	—	(1,000)	1,000
	—	—	—	—	(1,000)	1,000
Total contributions of equity during the period	16,895,589	138,183,073	327,579,289	11,711	187,600	61,486
Share options reserve transferred to equity on exercise of options	—	—	—	10,217	10,433	204
Ending balance as of June 30	1,296,862,776	1,279,967,187	1,141,784,114	1,530,774	1,508,846	1,310,813

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In December 2023 and March 2024, respectively, 201,137,412 and 125,369,514 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share. As part of the placement in March 2024, Dr. Eric Rose, the Company's Chief Medical Officer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3)
In April 2026, the Group acquired an exclusive worldwide license to a patented chimeric antigen receptor ("CAR") technology platform for precision-enhanced augmentation of therapeutic mesenchymal stromal cell ("MSC") products and related intellectual property developed from Mayo Clinic research. The acquisition was completed through the issuance of 1,260,589 ordinary shares.

(4)
The Group received $2.6 million of proceeds from the sale of 1,565,047 ordinary shares that were issued to Kentgrove Capital in 2018 in relation to the Group's established equity facility.

In January 2025, 104,000,000 shares were issued in a global private placement primarily to Mesoblast Limited's existing major US, UK, and Australian shareholders at A$2.50 per share.

(5)
In January 2025, 10,228,239 ordinary shares were issued at A$3.15 per share as payment for a $20 million milestone within contingent consideration recognized on the balance sheet following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024.

(6)
In January 2025, 2,275,020 ordinary shares were issued to Oaktree for the exercise of 227,502 ADS warrants that were issued in December 2022, at US$7.24 per ADS. One ADS warrant is equivalent to 10 ordinary shares. The fair value of $3.9 million relating to the warrants exercised and the exercise price of $1.6 million were recognized as issued capital within the equity statement.

(iii)    Movements of shares in share trust

	As of June 30			As of June 30
	2026	2025	2024	2026	2025	2024
	Shares No.			(U.S. dollars, in thousands)
Opening balance	32,389	542,903	542,903	—	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	15,635,000	16,640,000	1,072,363	—	—	—
Exercise of share options(1)	(15,468,057)	(17,150,514)	(1,072,363)	—	—	—
Ending balance	199,332	32,389	542,903	—	—	—

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.
(iv)    Ordinary shares
Ordinary shares participate in dividends and the proceeds on winding up of the Group in equal proportion to the number of shares held. At shareholders meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands. Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.
(v)    Employee share options
Information relating to the Group’s employee share option plan, including details of shares issued under the scheme, is set out in Note 17.
b.    Reserves
(i)    Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2026	2025
Share-based payments reserve	134,168	126,504
Investment revaluation reserve	(2,300)	(912)
Foreign currency translation reserve	(38,803)	(39,062)
Warrants reserve	12,969	12,969
	106,034	99,499
(ii)    Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2026	2025
Opening balance	126,504	106,842
Tax credited / (debited) to equity	613	330
Transfer to ordinary shares on exercise of options	(10,217)	(10,433)
Share-based payment expense for the year	17,268	29,765
Closing Balance	134,168	126,504

Investment revaluation reserve
Opening balance	(912)	(1,286)
Changes in the fair value of financial assets through other comprehensive income	(1,388)	374
Closing Balance	(2,300)	(912)

Foreign currency translation reserve
Opening balance	(39,062)	(40,222)
Currency gain/(loss) on translation of foreign operations net assets	259	1,160
Closing Balance	(38,803)	(39,062)

Warrant reserve
Opening balance	12,969	12,969
Movements during the period	—	—
Closing Balance	12,969	12,969
(iii)    Nature and purpose of reserves
Share-based payment reserve
The share-based payments reserve is used to recognize:
•the fair value(1) of options issued but not exercised;
•the fair value(1) of deferred shares granted but not yet vested; and
•the fair value of warrants granted with associated service conditions. Refer Note 7(b)(iv).
(1)The fair value recognized is determined at the acceptance date, which is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement or when they are approved by shareholders when this is required.
Foreign currency translation reserve
Exchange differences arising on translation of a foreign controlled entity are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
Warrants reserve
The warrants reserve is used to recognize the fair value of warrants issued by the Group that are classified as equity instruments. Warrants are measured at fair value on the valuation date and are not subsequently remeasured for changes in fair value.
(iv)    Fair value of warrants recognized within the share-based payment reserve
In September 2025, the Group granted 2,000,000 warrants in association with a convertible note subscription agreement with existing shareholders, following shareholder approval on November 25, 2025. The warrants carry an exercise price of $16.25per ADS, equivalent to A$2.52 per ordinary share, and holders may elect to exercise the warrants in ordinary shares or ADSs. The Group assessed that 1,600,000 shares would most likely be exercised into ordinary shares and subsequently convertible to ADSs and 400,000 shares would most likely be exercised directly into ADSs. These warrants were legally issued on December 17, 2025 with a maturity date of four years from this issue date.
The warrants were granted as a transaction fee in exchange for a service, namely, access to funding under the proposed convertible note facility. They were also subject to a service condition requiring shareholder approval at a general meeting before the convertible note could become available. Given these service conditions, the warrants have been classified as equity within share option reserves and have been measured at fair value at the valuation date of November 25, 2025. The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method.
Key terms of these warrants are included below. The following assumptions were based on observable market conditions that existed at the valuation date.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	Valuation date - November 25, 2025	Valuation date - November 25, 2025	Rationale
Share Price	$16.06	A$2.38	Closing share price on valuation date from external market source.
Exercise Price	$16.25	A$2.52	As per subscription agreement
Expected Term	3.5 years	3.5 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.68%	74.99%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.78%	3.92%	Based on the U.S treasury issued 7 year bonds and Australian Government issued 5 year bonds
Fair value per warrant	$10.7592	A$1.3546	Determined using Black Scholes valuation model with the inputs above
Fair value	$430,368	A$2,167,348	Fair value of 400,000 ADS warrants of $430,368 and fair value of 1,600,000 ordinary share warrants of A$2,167,348 ($1,398,806) as at valuation date November 25, 2025.